Pension And Other Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equities	6.50%	7.00%
Property	5.50%	6.00%
Bonds	3.00%	3.50%
Cash	2.00%	2.00%
Absolute return fund	4.50%	6.00%